Derivative Financial Instruments - Additional Information (Detail) £ / shares in Units, £ in Thousands			3 Months Ended	6 Months Ended
	Jun. 30, 2025 GBP (£) shares	May 31, 2025 GBP (£) warrant £ / shares shares	Jun. 30, 2025 GBP (£) £ / shares shares	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Disclosure of financial liabilities [line items]
Initial proceeds from exercise Of warrants | £		£ 5,200
Number of ADS receive per warrant | warrant		3
Proceeds from exercise of warrants | £				£ 4,436	£ 0
Proceeds from exercise of options | £				1	£ 3
ADS [Member]
Disclosure of financial liabilities [line items]
Number oI instrument issued in direct offering | shares		2,452,935
Number of ordinary shares representing instruments | shares		61,323,375
PreFunded Warrant [Member]
Disclosure of financial liabilities [line items]
Number oI instrument issued in direct offering | shares		8,393,050
Number of ordinary shares representing instruments | shares		209,826,250
Proceeds from exercise of warrants | £		£ 4,400
Series B Warrants [Member]
Disclosure of financial liabilities [line items]
Number oI instrument issued in direct offering | shares			356,412,705
Number of ordinary shares representing instruments | shares			8,901,317,625
Exercise price, share options granted | £ / shares		£ 0	£ 0
Proceeds from exercise of warrants | £		£ 100	£ 3,500
Floor price of warrants | £ / shares		£ 0.1291
Increase decrease in number of warrants | £ / shares		118,804,235
Series B Warrants [Member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Exercise price of warrants | £ / shares		0.3643
Series B Warrants [Member] | Top of range [member]
Disclosure of financial liabilities [line items]
Exercise price of warrants | £ / shares		£ 1.61
Series A Warrants [Member]
Disclosure of financial liabilities [line items]
Number oI instrument issued in direct offering | shares	8,300,000
Number of ordinary shares representing instruments | shares	207,500,000
Proceeds from exercise of warrants | £	£ 800
Proceeds from exercise of options | £	14,500
Floor price of warrants | £ / shares			£ 0.1291
Increase decrease in number of warrants | £ / shares			£ 67,781,105
Financial liabilities, at fair value | £	£ 2,600		£ 2,600	£ 2,600